575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax www.kattenlaw.com

Thad McElroy thad.mcelroy@kattenlaw.com (212) 940-6570 direct (212) 940-8776 fax

January 14, 2014

Via EDGAR

United States Securities and Exchange Commission

Washington, D.C. 20549

AccuShares Commodities Trust I
Submission of Written Communication Presented to Potential Investors
in Reliance on Section 5(d) of the Securities Act of 1933
File No. 377-00230

Dear Ladies and Gentlemen:

On behalf of AccuShares Commodities Trust I, sponsored by our client, AccuShares Management LLC (the “Sponsor”), we are submitting, as requested in the Securities and Exchange Commission Staff comment letter to the Sponsor dated July 30, 2013 by Mr. Duc Dang, Special Counsel, a copy of a written communication (the “Written Communication”), as defined in Rule 405 under the Securities Act of 1933 (the “Securities Act”), that the Sponsor has presented to potential investors in reliance on Section 5(d) of the Securities Act. Please do not hesitate to contact me at (212) 940-6570, or Peter Shea at (212) 940-6447, if you have any questions or comments with respect to the Written Communication.

Regards,
/s/ Thad McElroy
Thad McElroy

cc (w/enclosures):	Mr. Duc Dang, Special Counsel
Mr. Jack Fonss
Mr. Forrest Gilman
Mr. Edward Cataldo
Ms. Kathleen Moriarty
Mr. Peter Shea

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